SEGMENT INFORMATION	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2013	Dec. 31, 2012
Segment Information

20. Segment Information

The Company’s organizational structure is currently comprised of one operating segment: Mortgage Banking. This determination is based on the Company’s current organizational structure, which reflects how the chief operating decision maker evaluates the performance of the business.

The Mortgage Banking segment includes the Mortgage Originations, Mortgage Servicing and Mortgage Financing lines of business. The Mortgage Originations business primarily originates and sells residential mortgage loans, which conform to the underwriting guidelines of the GSEs and government agencies. The Mortgage Servicing business includes loan administration, collection and default activities, including the collection and remittance of loan payments, responding to customer inquiries, collection of principal and interest payments, holding custodial funds for the payment of property taxes and insurance premiums, counseling delinquent mortgagors, modifying loans and supervising foreclosures on the Company’s property dispositions. The Mortgage Financing business consists of the NattyMac single-family mortgage loan warehousing business that we acquired in August 2012 and which had not yet commenced operations as of June 30, 2013.

The principal sources of revenue from the Mortgage Banking segment include:

•	Gains on mortgage loans held for sale, including changes in the fair value of commitments to purchase or originate mortgage loans held for sale and the related hedging instruments;

•	Fee and net interest income from the Company’s financing facility; and

•	Fee income from loan servicing.

The Company’s chief operating decision maker evaluates the performance of the Mortgage Banking segment based on the measurement basis of income before income taxes. Refer to the Company’s consolidated statement of operations for the six months ended June 30, 2013 included in these audited consolidated financial statements for details related to operating revenues, income before income taxes and depreciation and amortization for the Mortgage Banking segment. Refer to the Company’s consolidated balance sheet as of June 30, 2013 for details of the assets and equity components of the Mortgage Banking segment.

The major components of operating revenues by product/service for the Mortgage Banking segment for the six months ended June 30, 2013 are as follows:

Mortgage Originations
Gains on mortgage loans held for sale	$50,575
Loan origination and other loan fees	9,998
Interest income	5,747

Total Originations	66,320
Mortgage Servicing
Change in MSRs valuation, net of portfolio runoff	9,550
Loan servicing fees	8,358

Total Servicing	17,908

Total operating revenues	$84,228

17. Segment Information

The Company’s organizational structure is currently comprised of one operating segment: Mortgage Banking. This determination is based on the Company’s current organizational structure, which reflects how the chief operating decision maker evaluates the performance of the business.

The Mortgage Banking segment includes the Mortgage Originations, Mortgage Servicing and Mortgage Financing lines of business. The Mortgage Originations business primarily originates and sells residential mortgage loans, which conform to the underwriting guidelines of the GSEs and government agencies. The Mortgage Servicing business includes loan administration, collection and default activities, including the collection and remittance of loan payments, responding to customer inquiries, collection of principal and interest payments, holding custodial funds for the payment of property taxes and insurance premiums, counseling delinquent mortgagors, modifying loans and supervising foreclosures on the Company’s property dispositions. The Mortgage Financing business includes warehouse lending activities to correspondent customers by the Company’s NattyMac subsidiary, which commenced operations in July 2013.

The principal sources of revenue from the Mortgage Banking segment include:

•	Gains on mortgage loans held for sale including changes in the fair value of commitments to purchase or originate mortgage loans held for sale and the related hedging instruments;

•	Fee income from loan servicing; and

•	Fee and net interest income from the Company’s financing facility.

The Company’s chief operating decision maker evaluates the performance of the Mortgage Banking segment based on the measurement basis of income before income taxes. Refer to the Company’s consolidated statements of income for the three and nine months ended September 30, 2013 and 2012 included in this Form 10-Q for details related to operating revenues, income before income taxes and depreciation and amortization for the Mortgage Banking segment. Refer to the Company’s consolidated balance sheets as of September 30, 2013 and December 31, 2012 included in this Form 10-Q for details of the assets and equity components of the Mortgage Banking segment.

The major components of revenues by product/service for the Mortgage Banking segment for the three and nine months ended September 30, 2013 and 2012 are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Mortgage originations
Gains on mortgage loans held for sale	$13,216	$24,240	$63,791	$47,709
Loan origination and other loan fees	5,637	2,919	15,635	6,266
Interest income	5,351	1,574	11,098	3,158

Total mortgage originations	24,204	28,733	90,524	57,133
Mortgage servicing
Changes in mortgage servicing rights valuation	2,099	—	11,649	—
Loan servicing fees	5,966	1,504	14,324	3,728

Total mortgage servicing	8,065	1,504	25,973	3,728
Mortgage financing
Financing fees	3	—	3	—
Interest income	8	—	8	—

Total mortgage financing	11	—	11	—
Other	—	1,172	—	1,172

Total revenues	$32,280	$31,409	$116,508	$62,033

U. SEGMENT INFORMATION

Our organizational structure is currently comprised of one operating segment: Mortgage Banking. This determination is based on our current organizational structure, which reflects how our chief operating decision maker evaluates the performance of our business.

Our Mortgage Banking segment includes our Mortgage Originations, Mortgage Servicing and Mortgage Financing lines of business. The Mortgage Originations business primarily originates and sells residential mortgage loans, which conform to the underwriting guidelines of the GSEs and government agencies. The Mortgage Servicing business includes loan administration, collection and default activities, including the collection and remittance of loan payments, responding to customer inquiries, collection of principal and interest payments, holding custodial funds for the payment of property taxes and insurance premiums, counseling delinquent mortgagors, modifying loans and supervising foreclosures on our property dispositions. Our Mortgage Financing business consists of the NattyMac single-family mortgage loan warehousing business that we acquired in August 2012 and which had not yet commenced operations as of December 31, 2012.

Our principal sources of revenue from our Mortgage Banking segment include:

(i)	Gains on mortgage loans held for sale, including changes in the fair value of commitments to purchase or originate mortgage loans held for sale and the related hedging instruments;

(ii)	Fee and net interest income from our financing facility; and

(iii)	Fee income from loan servicing.

Our chief operating decision maker evaluates the performance of our Mortgage Banking business based on the measurement basis of income before income tax expense. Refer to our statements of operations for the years ended December 31, 2012 and 2011 included in these audited financial statements for details related to operating revenues, income before income taxes and depreciation and amortization for our Mortgage Banking segment. Refer to our balance sheet as of December 31, 2012 and 2011 for details of the assets and equity components of our Mortgage Banking segment.

The major components of operating revenues by product/service for our Mortgage Banking segment for the years ended December 31, 2012 and 2011 are as follows:

	Year Ended December 31,
	2012	2011
Originations
Gains on mortgage loans held for sale	$73,336,538	$16,735,380
Loan origination and other loan fees	9,871,363	4,287,855
Interest income	5,257,371	2,370,792

Total Origination	88,465,272	23,394,027

Servicing
Loan servicing fees	5,908,044	2,627,558

Total Servicing	5,908,044	2,627,558

Other	1,172,058	—

Total operating revenues	$95,545,374	$26,021,585

Other revenue presented above represents the gain from the bargain purchase of NattyMac assets in August 2012. Refer to “Note R. Business Combination” for additional information regarding the Company’s acquisition of NattyMac assets.